8. INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2018
Intangible Assets Tables Abstract
Schedule of Intangible assets
	Estimated	June 30,	September 30,
	Useful Lives	2019	2018

Technology	3 years	$520,000	$520,000
Less: accumulated amortization		(202,221)	(72,222)
Intangible assets, net		$317,779	$447,778

	Estimated	September 30,	September 30,
	Useful Lives	2018	2017

Technology	3 years	$520,000	$-
Less: accumulated amortization		(72,222)	-
Intangible assets, net		$447,778	$-